Loans and Loans Held for Sale - Restructured Loans for Periods Stated (Detail) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014 Security_Loan		Sep. 30, 2013 Security_Loan		Sep. 30, 2014 Security_Loan		Sep. 30, 2013 Security_Loan		Dec. 31, 2013 Security_Loan	Dec. 31, 2012 Security_Loan
Financing Receivable, Modifications [Line Items]
Number of Loans	12		15		31		69		71	260
Pre-Modification Outstanding Recorded Investment	$ 1,210,000	[1]	$ 1,785,000	[1]	$ 3,252,000	[2]	$ 10,470,000	[2]	$ 11,779,000	$ 15,654,000
Post-Modification Outstanding Recorded Investment	1,179,000	[1]	1,758,000	[1]	3,198,000	[2]	10,036,000	[2]	11,018,000	14,346,000
Total Difference in Recorded Investment	(31,000)		(27,000)		(54,000)		(434,000)		(761,000)	(1,308,000)
Loan forgiveness			100,000
Principal Deferral [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	3		1		4		8		9
Pre-Modification Outstanding Recorded Investment	868,000	[1]	278,000	[1]	997,000	[2]	2,538,000	[2]	3,769,000
Post-Modification Outstanding Recorded Investment	841,000	[1]	278,000	[1]	968,000	[2]	2,151,000	[2]	3,298,000
Total Difference in Recorded Investment	(27,000)				(29,000)		(387,000)		(471,000)
Interest Rate Reduction and Maturity Date Extension [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2		2		2		2		2
Pre-Modification Outstanding Recorded Investment	96,000	[1]	664,000	[1]	96,000	[2]	664,000	[2]	664,000
Post-Modification Outstanding Recorded Investment	96,000	[1]	644,000	[1]	96,000	[2]	644,000	[2]	636,000
Total Difference in Recorded Investment			(20,000)				(20,000)		(28,000)
Principal Forgiveness [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans							1	[3]	1
Pre-Modification Outstanding Recorded Investment							4,339,000	[2],[3]	4,339,000
Post-Modification Outstanding Recorded Investment							4,339,000	[2],[3]	4,216,000
Total Difference in Recorded Investment									(123,000)
Chapter 7 Bankruptcy [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	7	[4]	11	[4]	24	[4]	56	[4]	56	242
Pre-Modification Outstanding Recorded Investment	246,000	[1],[4]	789,000	[1],[4]	1,140,000	[2],[4]	2,124,000	[2],[4]	1,983,000	6,904,000
Post-Modification Outstanding Recorded Investment	242,000	[1],[4]	782,000	[1],[4]	1,115,000	[2],[4]	2,097,000	[2],[4]	1,856,000	6,904,000
Total Difference in Recorded Investment	(4,000)	[4]	(7,000)	[4]	(25,000)	[4]	(27,000)	[4]	(127,000)
Maturity Date Extension [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans					1		1		2	14
Pre-Modification Outstanding Recorded Investment					1,019,000	[2]	751,000	[2]	970,000	6,898,000
Post-Modification Outstanding Recorded Investment					1,019,000	[2]	751,000	[2]	958,000	5,607,000
Total Difference in Recorded Investment									(12,000)	(1,291,000)
Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1				1		1	4
Pre-Modification Outstanding Recorded Investment			54,000	[1]			54,000	[2]	54,000	1,852,000
Post-Modification Outstanding Recorded Investment			54,000	[1]			54,000	[2]	54,000	1,835,000
Total Difference in Recorded Investment							0			(17,000)
Commercial Real Estate [Member] | Principal Deferral [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1				2		3		4
Pre-Modification Outstanding Recorded Investment	487,000	[1]			616,000	[2]	1,541,000	[2]	2,772,000
Post-Modification Outstanding Recorded Investment	475,000	[1]			602,000	[2]	1,288,000	[2]	2,494,000
Total Difference in Recorded Investment	(12,000)				(14,000)		(253,000)		(278,000)
Commercial Real Estate [Member] | Interest Rate Reduction and Maturity Date Extension [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			2				2		2
Pre-Modification Outstanding Recorded Investment			664,000	[1]			664,000	[2]	664,000
Post-Modification Outstanding Recorded Investment			644,000	[1]			644,000	[2]	636,000
Total Difference in Recorded Investment			(20,000)				(20,000)		(28,000)
Commercial Real Estate [Member] | Principal Forgiveness [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans							1	[3]	1
Pre-Modification Outstanding Recorded Investment							4,339,000	[2],[3]	4,339,000
Post-Modification Outstanding Recorded Investment							4,339,000	[2],[3]	4,216,000
Total Difference in Recorded Investment									(123,000)
Commercial Real Estate [Member] | Chapter 7 Bankruptcy [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	[4]			1	[4]	7	[4]	6
Pre-Modification Outstanding Recorded Investment	83,000	[1],[4]			83,000	[2],[4]	258,000	[2],[4]	227,000
Post-Modification Outstanding Recorded Investment	83,000	[1],[4]			83,000	[2],[4]	255,000	[2],[4]	190,000
Total Difference in Recorded Investment							(3,000)	[4]	(37,000)
Commercial Real Estate [Member] | Maturity Date Extension [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans									1	3
Pre-Modification Outstanding Recorded Investment									219,000	704,000
Post-Modification Outstanding Recorded Investment									219,000	693,000
Total Difference in Recorded Investment										(11,000)
Commercial Real Estate [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans										2
Pre-Modification Outstanding Recorded Investment										1,785,000
Post-Modification Outstanding Recorded Investment										1,768,000
Total Difference in Recorded Investment										(17,000)
Commercial and Industrial [Member] | Principal Deferral [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2		1		2		2		2
Pre-Modification Outstanding Recorded Investment	381,000	[1]	278,000	[1]	381,000	[2]	670,000	[2]	670,000
Post-Modification Outstanding Recorded Investment	366,000	[1]	278,000	[1]	366,000	[2]	665,000	[2]	638,000
Total Difference in Recorded Investment	(15,000)				(15,000)		(5,000)		(32,000)
Commercial and Industrial [Member] | Chapter 7 Bankruptcy [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans					1	[4]	1	[4]	1
Pre-Modification Outstanding Recorded Investment					287,000	[2],[4]	3,000	[2],[4]	3,000
Post-Modification Outstanding Recorded Investment					286,000	[2],[4]	3,000	[2],[4]	1,000
Total Difference in Recorded Investment					(1,000)	[4]			(2,000)
Commercial and Industrial [Member] | Maturity Date Extension [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans							1		1	4
Pre-Modification Outstanding Recorded Investment							751,000	[2]	751,000	2,825,000
Post-Modification Outstanding Recorded Investment							751,000	[2]	739,000	2,601,000
Total Difference in Recorded Investment									(12,000)	(224,000)
Commercial Construction [Member] | Maturity Date Extension [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans					1					6
Pre-Modification Outstanding Recorded Investment					1,019,000	[2]	0	[2]		2,894,000
Post-Modification Outstanding Recorded Investment					1,019,000	[2]				1,874,000
Total Difference in Recorded Investment										(1,020,000)
Residential Mortgage [Member] | Principal Deferral [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans							2		2
Pre-Modification Outstanding Recorded Investment							153,000	[2]	153,000
Post-Modification Outstanding Recorded Investment							153,000	[2]	149,000
Total Difference in Recorded Investment									(4,000)
Residential Mortgage [Member] | Chapter 7 Bankruptcy [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	[4]			7	[4]	8	[4]	8	76
Pre-Modification Outstanding Recorded Investment	135,000	[1],[4]			464,000	[2],[4]	353,000	[2],[4]	617,000	2,349,000
Post-Modification Outstanding Recorded Investment	134,000	[1],[4]			461,000	[2],[4]	344,000	[2],[4]	592,000	2,349,000
Total Difference in Recorded Investment	(1,000)	[4]			(3,000)	[4]	(9,000)	[4]	(25,000)
Residential Mortgage [Member] | Maturity Date Extension [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans										1
Pre-Modification Outstanding Recorded Investment										475,000
Post-Modification Outstanding Recorded Investment										439,000
Total Difference in Recorded Investment										(36,000)
Residential Mortgage [Member] | Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1				1		1	2
Pre-Modification Outstanding Recorded Investment			54,000	[1]		[2]	54,000	[2]	54,000	67,000
Post-Modification Outstanding Recorded Investment			54,000	[1]		[2]	54,000	[2]	54,000	67,000
Total Difference in Recorded Investment
Home Equity [Member] | Principal Deferral [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans							1		1
Pre-Modification Outstanding Recorded Investment							174,000	[2]	174,000
Post-Modification Outstanding Recorded Investment							45,000	[2]	17,000
Total Difference in Recorded Investment							(129,000)		(157,000)
Home Equity [Member] | Interest Rate Reduction and Maturity Date Extension [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2				2
Pre-Modification Outstanding Recorded Investment	96,000	[1]			96,000	[2]
Post-Modification Outstanding Recorded Investment	96,000	[1]			96,000	[2]
Home Equity [Member] | Chapter 7 Bankruptcy [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	[4]	8	[4]	12	[4]	31	[4]	30
Pre-Modification Outstanding Recorded Investment	14,000	[1],[4]	772,000	[1],[4]	283,000	[2],[4]	1,420,000	[2],[4]	1,032,000
Post-Modification Outstanding Recorded Investment	14,000	[1],[4]	767,000	[1],[4]	265,000	[2],[4]	1,407,000	[2],[4]	982,000
Total Difference in Recorded Investment			(5,000)	[4]	(18,000)	[4]	(13,000)	[4]	(50,000)
Home Equity [Member] | Discharge of Debt [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans										161
Pre-Modification Outstanding Recorded Investment										4,530,000
Post-Modification Outstanding Recorded Investment										4,530,000
Installment and Other Consumer [Member] | Chapter 7 Bankruptcy [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	[4]	3	[4]	3	[4]	9	[4]	11	5
Pre-Modification Outstanding Recorded Investment	14,000	[1],[4]	17,000	[1],[4]	23,000	[2],[4]	90,000	[2],[4]	104,000	25,000
Post-Modification Outstanding Recorded Investment	11,000	[1],[4]	15,000	[1],[4]	20,000	[2],[4]	88,000	[2],[4]	91,000	25,000
Total Difference in Recorded Investment	$ (3,000)	[4]	$ (2,000)	[4]	$ (3,000)	[4]	$ (2,000)	[4]	$ (13,000)

[1]	(1) Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
[2]	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
[3]	This loan had debt forgiveness of $0.l million to the customer; however, the loan was previously charged off to a balance below the actual contractual balance.
[4]	Chapter 7 bankruptcy loans where the debt has been legally discharged through the bankruptcy court and not reaffirmed.